UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21195

        O’Connor Fund of Funds: Long/Short Strategies LLC

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                                 New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                     Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 525-6000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Long/Short Strategies LLC

Schedule of Portfolio Investments

(Unaudited)

September 30, 2012

Investment Fund	Cost	Fair Value	% of Members’ Capital	Realized and Unrealized Gain/(Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Equity Hedged

Anthion Partners, L.P. (Primary Capital) (c)	$14,282,071	$14,037,043	5.42	$1,616,249	11/1/2010	Quarterly
Anthion Partners, L.P. (Designated Investments) (d)	117,937	84,270	0.03	(33,667)	11/1/2010	(d)
Atlas Institutional Fund, L.L.C. (c)	15,446,494	15,466,600	5.97	673,203	5/1/2011	Quarterly
Bronson Point Partners L.P. (c)	12,000,000	11,958,563	4.61	(41,437)	3/1/2012	Quarterly
Cadian Fund, L.P. (c)	14,004,831	16,013,182	6.18	1,940,369	4/1/2011	Semi-Annually
Encompass Capital Fund L.P. (c)	9,310,000	9,065,843	3.50	(244,157)	2/1/2012	Quarterly
Jericho Capital Partners, L.P. (c)	16,000,000	18,333,143	7.07	3,163,446	6/1/2011	Quarterly
JHL Capital Group Fund, LLC (c)	12,750,000	12,689,536	4.90	1,164,999	1/1/2011	Quarterly
Meditor European Hedge Fund (B) Limited (c)	13,291,851	17,988,523	6.94	1,495,147	5/1/2006	Monthly
Newbrook Capital Partners L.P. (c)	15,000,000	16,641,256	6.42	1,641,256	1/1/2012	Quarterly
Pelham Long/Short, L.P. (c)	10,543,521	11,453,934	4.42	992,557	5/1/2010	Monthly
Pershing Square, L.P. (c)	2,706,622	6,851,687	2.64	1,073,225	1/1/2005	Anniversary
Soroban Fund, L.L.C. (c)	16,835,895	21,283,614	8.21	3,764,305	4/1/2011	Quarterly
Southpoint Qualified Fund, L.P. (c)	17,379,005	19,708,863	7.60	509,527	2/1/2008	Quarterly
Steel Partners Japan Strategic Fund, L.P. (e)	2,892,521	2,008,839	0.77	120,085	1/1/2006	(e)
Tiger Asia L Holdings, Ltd. SPV (e)	1,271,241	2,137,032	0.82	720,711	3/1/2005	(e)
Turiya Fund, L.P. (c)	14,044,092	14,691,889	5.67	1,112,409	8/1/2011	Quarterly

Equity Hedged Subtotal	$187,876,081	$210,413,817	81.17%	$19,668,227

Relative Value
Sensato Asia Pacific Fund, L.P. (c)	12,000,000	13,294,007	5.13	1,294,007	1/1/2012	Monthly

Relative Value Subtotal	$12,000,000	$13,294,007	5.13%	$1,294,007

Trading
Brevan Howard, L.P. (c)	6,718,160	7,710,073	2.97	41,303	11/1/2009	Monthly
Discovery Global Opportunity Partners, L.P. (c)	12,455,980	14,151,961	5.46	1,243,201	11/1/2010	Semi-Annually

Trading Subtotal	$19,174,140	$21,862,034	8.43%	$1,284,504

Redeemed Investment Funds	—	—	—	1,055,785

Total	$219,050,221	$245,569,858	94.73%	$23,302,523

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed with no restrictions, as of the measurement date.
(c)	Investment Funds categorized as Level 2 investments and have the ability to redeem within the next twelve months.
(d)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(e)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

Complete information about the Investment Funds’ underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

O’Connor Fund of Funds: Long/Short Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2012 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the September 30, 2012 measurement date. There were no transfers between Level 1 and Level 2 during the nine month period ended September 30, 2012.

ASSETS TABLE

Description	Total Fair Value at September 30, 2012	Level 1	Level 2	Level 3
Equity Hedged	$210,413,817	$—	$206,183,676	$4,230,141
Relative Value	13,294,007	—	13,294,007	—
Trading	21,862,034	—	21,862,034	—

Total Assets	$245,569,858	$—	$241,339,717	$4,230,141

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3*	Transfers out of Level 3	Balance as of September 30, 2012
Equity Hedged	$10,910,843	$3,651,912	$(191,619)	$–	$(10,258,932)	$117,937	$–	$4,230,141
Total	$10,910,843	$3,651,912	$(191,619)	$–	$(10,258,932)	$117,937	$–	$4,230,141

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2012 is $698,123.

*

The transfer from Level 2 into Level 3 investments in the amount of $117,937 is due to a transfer from an Investment Fund’s liquid holding into a side pocket during the nine month period ended September 30, 2012.

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. Investment Funds representing approximately 2 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is uncertain. The

O’Connor Fund of Funds: Long/Short Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

remaining approximately 98 percent of the Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. The Investment Fund within this strategy is generally subject to a 60 day redemption notice period and is available to be redeemed in accordance with its offering documents, as of the measurement date.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These strategies may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy are generally subject to 60 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2012.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period, except for transfers between an Investment Fund’s liquid holdings and side pocket holdings, which are recognized at the time of the transfer. Please refer to the June 30, 2012 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        O’Connor Fund of Funds: Long/Short Strategies LLC

By (Signature and Title)*      /s/ William Ferri

                                               William Ferri, Principal Executive Officer

Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ William Ferri

                                               William Ferri, Principal Executive Officer

Date November 27, 2012

By (Signature and Title)*      /s/ Nicholas Vagra

                                               Nicholas Vagra, Principal Accounting Officer

Date November 27, 2012

* Print the name and title of each signing officer under his or her signature.